INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (benefit)	$ 11,470	$ (14,044)	$ 5,358	$ (4,717)
Effective tax rate	27.20%	10.10%	(2.10%)	(1.80%)
Galaxy Digital Holdings, LP
Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense / (benefit)	$ 5,858	$ (14,044)	$ (254)	$ (4,717)	$ (16,939)	$ 15,914	$ (28,291)
Effective tax rate					(5.14%)	6.51%	3.35%